The Company (Tables)	12 Months Ended
Mar. 31, 2019
Company
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description
Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities
Alpha Ultimate Ltd. ("AUL")	April 11, 2012	Hong Kong	100%	Health supplement trading
United Century Holdings Ltd. ("UCHL")	March 2, 2012	BVI	100%	Investment holding
United Asia Medical Network Company Limited ("UAM")	May 6, 1998	Hong Kong	98.49%	Health supplement trading
Montrose Food & Wine H.K. Limited ("Montrose HK")	June 30, 1989	Hong Kong	100%	Fine wine distribution
Montrose Fine Wines (Macau) Limited ('Montrose Macau")	March 28, 2013	Macau SAR	100%	Inactive
Montrose Fine Wines Beijing Limited ("Montrose Beijing")	September 7, 2017	PR China	100%	Inactive